EQUITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity [Abstract]
SUMMARY OF STOCK OPTIONS

The following is a summary of the stock options granted, forfeited or expired, and exercised under the Plan for the nine months ended September 30, 2021:

	Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2020	233,917	$15.43	3.63	$-
Granted	-	-	-	-
Forfeited or expired	(70,004)	14.57	2.93	-
Exercised	-	-	-	-
Outstanding at September 30, 2021	163,913	$15.50	2.86	$-

The following is a summary of the stock options granted, forfeited or expired, and exercised under the Plan for the nine months ended September 30, 2020:

	Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2019	229,833	$15.25	3.87	$2,995,640
Granted	27,417	30.49	4.53	-
Forfeited or expired	(23,333)	33.43	4.48	-
Exercised	-	-	-	-
Outstanding at September 30, 2020	233,917	$17.14	3.88	$-

The following is a summary of the stock options granted, forfeited or expired, and exercised under the Plan for the year ended December 31, 2020:

	Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2019	229,833	$15.43	4.62	2,995,640
Granted	27,417	30.86	4.28	-
Forfeited or expired	(23,333)	33.43	4.23	-
Exercised	-	-	-	-
Outstanding at December 31, 2020	233,917	$15.43	3.63	-

SUMMARY OF NON-VESTED STOCK OPTIONS

The following is a summary of the Company’s non-vested stock options as of December 31, 2020, and changes during the nine months ended September 30, 2021:

	Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)
Non-vested at December 31, 2020	159,542	$13.39	2.53
Granted	-	-	-
Vested	(47,690)	12.43	0.86
Forfeited or expired	(56,006)	14.57	2.93
Non-vested at September 30, 2021	55,846	$15.42	1.03

The following is a summary of the Company’s non-vested stock options as of December 31, 2019, and changes during the nine months ended September 30, 2020:

	Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)
Non-vested at December 31, 2019	212,333	$15.25	4.30
Granted	27,417	30.49	4.53
Vested	(54,835)	14.96	2.74
Forfeited or expired	(23,333)	33.43	4.48
Non-vested at September 30, 2020	161,582	$14.96	2.74

The following is a summary of the Company’s non-vested stock options as of December 31, 2019, and changes during the year ended December 31, 2020:

	Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)
Non-vested at December 31, 2019	212,333	$15.43	4.30
Granted	27,417	30.86	4.28
Vested	(56,875)	13.39	2.53
Forfeited or expired	(23,333)	33.43	4.23
Non-vested at December 31, 2020	159,542	$13.39	2.53

SCHEDULE OF ASSUMPTION OF BLACK-SCHOLES OPTION PRICING MODEL

	Nine Months Ended September 30, 2021	Nine Months Ended September 30, 2020
Exercise price	$0.16 - $0.26	$0.17 – 0.39
Expected term	3.25 to 3.75 years	3.25 – 3.75 years
Risk-free interest rate	0.38% - 2.43%	0.38%
Estimated volatility	293.07% - 517.13%	300.069%
Expected dividend	-	-
Option price at valuation date	$0.12 - $0.27	$0.12 - 0.31

	Year Ended December 31, 2020	Year Ended December 31, 2019
Exercise price	$0.16 - $0.39	$0.17 - $0.27
Expected term	3.25 to 3.75 years	3.25 to 3.75 years
Risk-free interest rate	0.26% - 2.43%	1.35% - 2.43%
Estimated volatility	293.07% - 517.13%	484.51% - 533.64%
Expected dividend	-	-
Option price at valuation date	$0.12 - $0.31	$0.16 - $0.27